CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Sep. 30, 2021		$ 6	$ 1,935,356		$ (761,888)	$ (130,004)	$ 1,043,470
Balance, shares at Sep. 30, 2021	[1]	5,500,000
Net income for the fiscal year					(4,222)		(4,222)
Foreign currency translation adjustments						(97,961)	(97,961)
Ending balance, value at Sep. 30, 2022		$ 6	1,935,356		(766,110)	(227,965)	941,287
Balance, shares at Sep. 30, 2022	[1]	5,500,000
Shareholder’s contribution			668,972				668,972
Net income for the fiscal year					1,509,332		1,509,332
Foreign currency translation adjustments						(73,751)	(73,751)
Appropriation to statutory reserve				74,492	(74,492)
Ending balance, value at Sep. 30, 2023		$ 6	2,604,328	74,492	668,730	(301,716)	3,045,840
Balance, shares at Sep. 30, 2023	[1]	5,500,000
Shareholder’s contribution			256,238				256,238
Net income for the fiscal year					962,740		962,740
Foreign currency translation adjustments						119,645	119,645
Appropriation to statutory reserve				111,733	(111,733)
Ending balance, value at Sep. 30, 2024		$ 6	$ 2,860,566	$ 186,225	$ 1,519,737	$ (182,071)	$ 4,384,463
Balance, shares at Sep. 30, 2024	[1]	5,500,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization (Note 1) and the Share Subdivision, Re-designation and the share surrender effected on November 3, 2023 (Note 11).